SMARTDESIGN VARIABLE ANNUITY

GROUP AND INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS
issued by
Voya Insurance and Annuity Company
and its
Separate Account B

Supplement Dated May 20, 2019

This supplement updates and amends your current prospectus and subsequent supplements thereto. Please read it carefully and keep it with your prospectus for future reference. __________________________________________________________________________

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), paper copies of the shareholder reports for the funds available through your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Company electronically by writing to Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or calling (800) 366-0066.

You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by 1-800-283-3427. Your election to receive reports in paper will apply to all funds in which you choose to invest.

NOTICE OF AND IMPORTANT INFORMATION ABOUT AN UPCOMING FUND REORGANIZATION

The following information only affects you if you currently invest in or plan to invest in the subaccount that corresponds to the VY® Templeton Global Growth Portfolio.

On November 16, 2018, the Board of Trustees of Voya Investors Trust approved a proposal to reorganize the VY® Templeton Global Growth Portfolio (the “Reorganization”). Subject to shareholder approval, effective after the close of business on or about August 23, 2018 (the “Reorganization Date”), the VY® Templeton Global Growth Portfolio (the “Merging Fund”) will reorganize with and into the Voya Global Equity Portfolio (the “Surviving Fund”).

If shareholders of the Merging Fund approve the Reorganization, from the close of business on August 9, 2019, through the close of business on August 23, 2019, the Merging Fund will be in a “transition period” during which time a transition manager will sell all or most of its assets and the transition manager may hold a large portion of the Merging Fund’s assets in temporary investments. During this time, the Merging Fund may not be pursuing its investment objective and strategies, and limitations on permissible investments and investment restrictions will not apply. The sales and purchases of securities during the transition period are expected to result in buy and sell transactions and such transactions may be made at a disadvantageous time.

Voluntary Transfers Before the Reorganization Date. Prior to the Reorganization Date and for 30 days thereafter, you may transfer amounts allocated to the subaccount that invests in the Merging Fund to any other available subaccount or to any available Fixed Account. There will be no charge for any such transfer, and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers. See the “TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)” section of your Contract prospectus for information about making subaccount transfers, including applicable restrictions and limits on transfers.

On the Reorganization Date. Your investment in the subaccount that invests in Class S of Merging Fund will automatically be reallocated to and become an investment in the subaccount that invests in Class S of the Surviving Fund with an equal total net asset value.  The subaccount that invests in Class S of the Surviving Fund is otherwise closed to new investors and to new investments through your Contact.  You will not incur any tax liability because of this automatic reallocation, and your Contract Value immediately before the reallocation will equal your Contract Value immediately after the reallocation.

Automatic Fund Reallocation After the Reorganization Date. After the Reorganization Date, the Merging Fund will no longer be available through your Contract. Unless you provide us with alternative allocation instructions, after the Reorganization Date all allocations directed to the subaccount that invests in the Merging Fund will be automatically allocated to the subaccount that invests in Class T of the Surviving Fund.  Please note that gross fund expenses of  Class T of the Surviving Fund are greater than the gross fund expenses of either Class S of the Surviving Fund, which is closed to new investors and new allocations through your Contract, or Class S of the Merging Fund in which you may have been invested.

Review your Allocation Elections.  In light of this fund reorganization, you should consider whether an investment in the Surviving Fund is appropriate for you, given your personal investment objectives and risk characteristics.  After the Reorganization Date, you may transfer amounts allocated to the subaccount that invests in the Surviving Fund to any other available subaccount or to any available Fixed Account. For 30 days after the Reorganization Date there will be no charge for any such transfer, and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers. See the “TRANSFERS AMONG YOUR INVESTMENTS (EXCESSIVE TRADING POLICY)” section of your Contract prospectus for information about making fund allocation changes.

Allocation Instructions. You may give us alternative allocation instructions at any time by contacting Customer Service at P.O. Box 9271, Des Moines, Iowa 50306-9271, (800) 366-0066.

IMPORTANT INFORMATION ABOUT THE COMPANY

Voya Insurance and Annuity Company (“VIAC,” the “Company,” “we,” “us” or “our”) is an Iowa stock life insurance company, which was originally organized in 1973 under the insurance laws of Minnesota. Prior to September 1, 2014, we were known as ING USA Annuity and Life Insurance Company. Prior to January 1, 2004, we were known as Golden American Life Insurance Company. On June 1, 2018 we became an indirect wholly owned subsidiary of VA Capital Company LLC, an insurance holding company organized under Delaware law (“VA Capital”).  Our direct parent company is Venerable Holdings, Inc. (“Venerable”).  Before June 1, 2018, we were an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya”), which until April 7, 2014, was known as ING U.S., Inc.  The June 1, 2018, sale of the Company by Voya to VA Capital did not change the terms, features and benefits of your Contract.

Subject to regulatory approval, the Company intends to change its name to Venerable Insurance and Annuity Company on or about September 1, 2019.  Consequently, all references to “Voya” as it relates to the Contract’s name and features and/or benefits, including any rider benefits in your most recent prospectus and any subsequent supplements are hereby deleted.  References to “Voya” in relation to former company affiliates and any mutual fund and/or a mutual fund’s investment adviser or subadviser will remain unchanged.

Although we are a subsidiary of VA Capital and Venerable, neither VA Capital nor Venerable are responsible for the obligations under the Contract. The obligations under the Contract are solely our responsibility.

We are authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. We are engaged in the business of administering insurance and annuities, and we no longer sell or issue any new insurance or annuities. Our principal office is located at 699 Walnut Street, Suite 1350, Des Moines, Iowa 50309-3942.

IMPORTANT INFORMATION ABOUT THE FUNDS
CURENTLY AVAILABLE THROUGH THE CONTRACT

The Subaccounts that invest in the following funds are currently available for investment through the Contract:

BlackRock Global Allocation V.I. Fund (Class III)
Voya Balanced Income Portfolio (Class S)
Voya Euro STOXX 50® Index Portfolio (Class ADV)
Voya FTSE 100 Index® Portfolio (Class ADV)
Voya Global Equity Portfolio (Class T)
Voya Global Perspectives® Portfolio (Class ADV)
Voya Government Liquid Assets Portfolio (Class S)
Voya Growth and Income Portfolio (Class ADV)
Voya Hang Seng Index Portfolio (Class S)
Voya High Yield Portfolio (Class S)
Voya Intermediate Bond Portfolio (Class S)
Voya International High Dividend Low Volatility Portfolio (Class S)
Voya International Index Portfolio (Class ADV)
Voya Japan TOPIX Index® Portfolio (Class ADV)
Voya Large Cap Growth Portfolio (Class ADV)
Voya Large Cap Value Portfolio (Class S)
Voya MidCap Opportunities Portfolio (Class S)
Voya Retirement Conservative Portfolio (Class ADV)
Voya Retirement Growth Portfolio (Class ADV)
Voya Retirement Moderate Growth Portfolio (Class ADV)
Voya Retirement Moderate Portfolio (Class ADV)
Voya RussellTM Large Cap Growth Index Portfolio (Class S)

Voya RussellTM Large Cap Index Portfolio (Class S)
Voya RussellTM Large Cap Value Index Portfolio (Class S)
Voya RussellTM Mid Cap Growth Index Portfolio (Class S)
Voya RussellTM Mid Cap Index Portfolio (Class S)
Voya RussellTM Small Cap Index Portfolio (Class S)
Voya Small Company Portfolio (Class S)
Voya Solution Moderately Aggressive Portfolio (Class S)
Voya U.S. Bond Index Portfolio (Class S)
VY® Baron Growth Portfolio (Class S)
VY® BlackRock Inflation Protected Bond Portfolio (Class S)
VY® Columbia Contrarian Core Portfolio (Class S)
VY® Invesco Comstock Portfolio (Class S)
VY® Invesco Equity and Income Portfolio (Class S2)
VY® Invesco Growth and Income Portfolio (Class S)
VY® JPMorgan Emerging Markets Equity Portfolio (Class S)
VY® JPMorgan Small Cap Core Equity Portfolio (Class S)
VY® Morgan Stanley Global Franchise Portfolio (Class S)
VY® Oppenheimer Global Portfolio (Class S)
VY® T. Rowe Price Capital Appreciation Portfolio (Class S)
VY® T. Rowe Price Equity Income Portfolio (Class S)
VY® T. Rowe Price Growth Equity Portfolio (Class S)
VY® T. Rowe Price International Stock Portfolio (Class S)
VY® Templeton Global Growth Portfolio (Class S)

More detailed information about these funds, including investment advisers/subadvisers, objectives and fees and expenses can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting Customer Service at the address and telephone number below for more information.

There is no assurance that the stated investment objectives of any of the funds will be achieved. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act.

IMPORTANT INFORMATION ABOUT FUNDS
CLOSED TO NEW INVESTMENT THROUGH THE CONTRACT

The Subaccounts that invests in the following mutual funds have been closed to new investment:

Columbia Variable Portfolio – Small Cap Value Fund (Class 2)	Voya International Index Portfolio (Class S)
ProFund VP Bull	Voya Large Cap Growth Portfolio (Class S)
ProFund VP Europe 30	Voya Limited Maturity Bond Portfolio (Class S)
ProFund VP Rising Rates Opportunity	Voya SmallCap Opportunities Portfolio (Class S)
Voya Balanced Portfolio (Class S)	VY® Clarion Global Real Estate Portfolio (Class S)
Voya Global Equity Portfolio (Class S)	VY® Clarion Real Estate Portfolio (Class S)
Voya Growth and Income Portfolio (Class I and Class S)	VY® Columbia Small Cap Value II Portfolio (Class S)
Voya Index Plus LargeCap Portfolio (Class S)	VY® Invesco Equity and Income Portfolio (Class S)
Voya Index Plus MidCap Portfolio (Class S)	VY® JPMorgan Mid Cap Value Portfolio (Class S)
Voya Index Plus SmallCap Portfolio (Class S)	VY® Oppenheimer Global Portfolio (Class I)

Contract Owners who have invested in one or more of the Subaccounts that correspond to these funds may leave their investments in those Subaccounts, but future allocations and transfers into them are prohibited. If your most recent premium allocation instructions includes a Subaccount that corresponds to one of these funds, premium received that would have been allocated to a Subaccount corresponding to one of these funds may be automatically allocated among the other available Subaccounts according to your most recent premium allocation instructions. If your most recent allocation instructions do not include any available funds, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting Customer Service at the address or telephone number below.

MORE INFORMATION IS AVAILABLE

More information about the funds available through your Contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting:

Customer Service
P.O. Box 9271
Des Moines, Iowa 50306-9271
1-888-854-5950

If you received a summary prospectus for any of the funds available through your Contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.